Shareholder Fees	Oct. 31, 2025 USD ($)
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class Z-2
Prospectus [Line Items]
Shareholder Fee, Other	$ 0